NON-PUBLIC
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM SH
FORM SH COVER PAGE
Report for Period Ended: May 9, 2009
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):			[ ] is a restatement.
							[ ] adds new entries.
Institutional Investment Manager Filing this Report:
				Name:			Mont Pelerin Capital, LLC
				Address:		660 Newport Center Drive
							Suite 1220
							Newport Beach, CA 92660
				Form 13F File Number:	28-12728

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:				Christopher Ainsworth
Title:				CCO, COO, CFO
Phone:				949-706-6707
Signature,			Place,				and Date of Signing:
Christopher Ainsworth		Newport Beach, CA		May 14, 2009
Report Type (Check only one):
				[X]	FORM SH ENTRIES REPORT
				[ ]	FORM SH NOTICE
				[ ]	FORM SH COMBINATION REPORT
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FORM SH SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Total number of transactions reported:		14

List of Other Included Managers:
NONE
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FORM SH INFORMATION TABLE
												NUMBER OF		SHORT
										SHORT POSITION	SECURITIES		POSITION
DATE		CIK		NAME OF ISSUER			CUSIP NUMBER	(START OF DAY)	SOLD SHORT (DAY)	(END OF DAY)
-----------	-----------	----------------------------	------------	--------------	-----------------	------------
5/4/2009	0001425846	BUCKLE INC			118440 10 6	(15,000)	0			(15,000)
5/4/2009	0001425846	CORE LABORATORIES NV		N22717 10 7	(984)		0			(984)
5/4/2009	0001425846	HARTE HANKS INC			416196 10 3	(63,321)	0			(63,321)
5/4/2009	0001425846	COSTAR GROUP INC		22160N 10 9	(45,000)	0			(45,000)
5/4/2009	0001425846	BRADY CORP			104674 10 6	(29,536)	0			(29,536)
5/4/2009	0001425846	WINN DIXIE STORES INC		974280 30 7	(30,000)	0			(30,000)
5/4/2009	0001425846	HNI CORP			404251 10 0	(65,430)	0			(65,430)
5/4/2009	0001425846	TIMBERLAND CO			887100 10 5	(10,000)	0			(10,000)
5/4/2009	0001425846	CONSTANT CONTACT INC		210313 10 2	(10,000)	0			(10,000)
5/4/2009	0001425846	MERCADOLIBRE INC		58733R 10 2	(12,400)	0			(12,400)
5/6/2009	0001425846	HARTE HANKS INC			416196 10 3	(63,321)	63,321			0
5/6/2009	0001425846	AMERICAN EAGLE OUTFITTERS NE	02553E 10 6	0		(45,000)		(45,000)
5/7/2009	0001425846	MERCADOLIBRE INC		58733R 10 2	(12,400)	12,400			0
5/8/2009	0001425846	CONSTANT CONTACT INC		210313 10 2	(10,000)	10,000			0
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